Carrying Value of Land Use Rights Pledged by Company to Secure Banking Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 2,585	¥ 16,818	¥ 17,232